Borrowings - Innoven Capital Secured Loan (Details) $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 USD ($) tranche installment $ / shares shares	Mar. 31, 2018 INR (₨) tranche installment	Jul. 04, 2019 INR (₨)	Mar. 31, 2018 INR (₨) shares
Borrowings
Proceeds of borrowings					₨ 1,400,239
Early repayment of loan	$ 4,544	₨ 342,591	₨ 502,362		₨ 595,734
Term Loan | Innoven capital
Borrowings
Term loan amount							₨ 1,034,448
Number of tranches for loan amount receivable | tranche				2	2
Warrants outstanding | shares				154,000			154,000
Exercise price of share upon conversion warrant (in dollars per share) | $ / shares				$ 12
Fixed deposit						₨ 50,000
Term Loan | Innoven capital | Domestic
Borrowings
Term loan amount							₨ 495
Term Loan | Innoven capital | Foreign operations
Borrowings
Term loan amount | $				$ 7,800
Term Loan | Innoven capital | Fixed rate | Domestic
Borrowings
Interest rate (as a percent)				14.75%			14.75%
Term Loan | Innoven capital | Fixed rate | Foreign operations
Borrowings
Interest rate (as a percent)				9.00%			9.00%
Term Loan - Tranche 1 | Innoven capital
Borrowings
Proceeds of borrowings					₨ 665,800
Term Loan - Tranche 1 | Innoven capital | Domestic
Borrowings
Proceeds of borrowings					320,000
Monthly instalments					₨ 12,308
Number of instalments | installment				26	26
Term Loan - Tranche 1 | Innoven capital | Foreign operations
Borrowings
Proceeds of borrowings | $				$ 5,000
Monthly instalments				$ 200	₨ 13,300
Number of instalments | installment				26	26
Term Loan - Tranche 2 | Innoven capital
Borrowings
Proceeds of borrowings					₨ 368,648
Term Loan - Tranche 2 | Innoven capital | Domestic
Borrowings
Proceeds of borrowings					175,000
Monthly instalments					₨ 7,609
Number of instalments | installment				23	23
Term Loan - Tranche 2 | Innoven capital | Foreign operations
Borrowings
Proceeds of borrowings | $				$ 2,800
Monthly instalments				$ 120	₨ 8,419
Number of instalments | installment				23	23